SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of summery of segment reporting information by segments

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue:
Holistic wealth	1,432,364	1,260,513	1,171,992
Consumer credit	2,529,598	3,184,302	1,959,732
Others	—	33,114	302,896
Total net revenue	3,961,962	4,477,929	3,434,620
Operating costs and expenses:
Holistic wealth	(760,180)	(952,224)	(851,974)
Consumer credit	(3,703,031)	(2,130,221)	(878,375)
Others	—	(10,340)	(84,832)
(Loss)/income from operations:
Holistic wealth	672,184	308,289	320,018
Consumer credit	(1,173,433)	1,054,081	1,081,357
Others	—	22,774	218,064
Total segment (loss)/income from operations	(501,249)	1,385,144	1,619,439
Unallocated expenses	(204,589)	(97,811)	(147,575)
Other (expenses)/income	(67,521)	(84,160)	23,519
(Loss)/income before provision for income taxes	(773,359)	1,203,173	1,495,383